Expenses By Nature	12 Months Ended
Dec. 31, 2018
Expenses By Nature [Abstract]
EXPENSES BY NATURE

NOTE 14 - EXPENSES BY NATURE:

	Year ended December 31,
	2018	2017	2016
	USD in thousands
Payroll and related expenses	2,556	2,666	4,104
Professional fees	2,313	1,609	2,129
Materials used and subcontracted work	760	903	1,566
Travel	223	189	605
Advertising and participation in exhibitions	268	170	403
Rent and office maintenance	176	206	212
Vehicle maintenance	110	140	202
Preparation of patents	139	118	110
Depreciation and amortization	42	77	99
Other	193	200	210
Inventory impairment	328	297	-
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	7,108	6,575	9,640